Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 16. Property, plant and equipment

Property, plant and equipment, net consisted of the following.

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Machinery and equipment	15,711	14,554
Buildings and leasehold improvements	218	224
Office equipment and furniture	2,446	2,421
Computer equipment and licenses	1,220	698
Total property, plant and equipment, gross	19,595	17,897

Accumulated depreciation for:
Machinery and equipment	(11,599)	(11,284)
Buildings and leasehold improvements	(27)	(13)
Office equipment and furniture	(2,351)	(2,334)
Computer equipment and licenses	(604)	(496)
Total accumulated depreciation	(14,581)	(14,127)
Total property, plant and equipment, net	5,014	3,770
Depreciation charge for the 6 months ended June 30,	436	315

In the six months ended June 30, 2026, SEALSQ did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on property, plant and equipment in the six months ended June 30, 2026.

The useful economic life of property plant and equipment is as follows:

●	Machinery, equipment and production tools	5 to 10 years

●	Office equipment and furniture	2 to 5 years

●	Production masks	5 years

●	Probe cards	5 years

●	Licenses	3 years

●	Software	1 year